Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Significant Accounting Policies[Abstract]
Schedule Of Asset Impairment Charges

(In thousands)	2011
Property, plant and equipment	$16,032
Customer intangible	4,661
Trademark	164
Total impairment	$20,857

Finite-Lived Intangibles Assets

		2012		2011
(Dollars in thousands)	Estimated Life	Gross Amount	Accumulated Amortization	Gross Amount	Accumulated Amortization
Customer relationships	3 to 15 yrs	$103,153	$(69,734)	$103,153	$(59,286)
Trademarks	0.5 to 15 yrs	3,518	(2,042)	3,186	(1,884)
Non-compete agreement	2 yrs	1,100	(1,100)	1,100	(572)
Total		$107,771	$(72,876)	$107,439	$(61,742)

Schedule Of Future Amortization Expense

(In thousands)	Customer Relationships	Trademarks	Total
2013	$9,665	$159	$9,824
2014	9,028	159	9,187
2015	4,648	159	4,807
2016	2,416	159	2,575
2017	2,097	159	2,256

Schedule Of Goodwill Activity

	2012			2011
(In thousands)	Gross Goodwill	Accumulated Impairment Loss	Net Goodwill	Gross Goodwill	Accumulated Impairment Loss	Net Goodwill
Beginning balance	$133,735	$(33,438)	$100,297	$133,735	$-	$133,735
Impairment of goodwill in the RLEC segment	-	-	-	-	(33,438)	(33,438)
Ending balance	$133,735	$(33,438)	$100,297	$133,735	$(33,438)	$100,297

Scedule Of Changes In Asset Retirement Obligations

(In thousands)	2012	2011
Asset retirement obligations, beginning	$1,114	$1,070
Additional asset retirement obligations recorded, net of
adjustments in estimates	(2)	(72)
Accretion of asset retirement obligations	124	116
Asset retirement obligations, ending	$1,236	$1,114

Schedule Of Equity-Based Compensation Expense

(In thousands)	2012	2011	2010
Cost of sales and services	$645	$314	$230
Customer operations	712	419	297
Corporate operations	2,555	1,650	1,002
Equity-based compensation expense	$3,912	$2,383	$1,529